Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	84 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
C000227886_0_LG_BBIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000227886_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 10,000
C000227886_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 10,125
C000227886_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 8,925
C000227886_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,890	$ 8,890	$ 8,890	$ 8,890	$ 8,890
C000227886_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.92%
C000227886_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.28%)
C000201027_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.92%
C000201027_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				0.34%
C000201027_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.02%
C000234213_0_LG_BBIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Bond Index
C000234213_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000234213_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,276
C000234213_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,239	$ 9,239	$ 9,239	$ 9,239	9,239
C000234213_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.92%
C000234213_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(0.11%)
C000227886_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Preferred Securities & Income ETF
C000227886_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000227886_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,144
C000227886_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						8,673
C000227886_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,863	8,863	$ 8,863	8,863	8,863
C000227886_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			ICE® BofA® US All Capital Securities Index
C000227886_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000227886_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,116
C000227886_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						8,958
C000227886_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	8,941	8,941	$ 8,941	8,941	8,941
C000227886_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			ICE U.S. All Capital Securities Constrained Custom Index
C000227886_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000227886_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,118
C000227886_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						8,948
C000227886_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,898	8,898	$ 8,898	8,898	$ 8,898
C000227886_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	14.31%
C000227886_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	0.41%
C000227886_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	14.07%
C000227886_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	0.49%
C000227886_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	14.56%
C000227886_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	0.75%
C000227886_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	14.59%
C000227886_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	0.60%
C000201027_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Enhanced High Yield ETF
C000201027_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 10,000
C000201027_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 10,159
C000201027_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 11,122
C000201027_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,191
C000201027_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							13,246
C000201027_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,677
C000201027_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,483	12,483	12,483	12,483	$ 12,483
C000201027_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					ICE® BofA® BB-B US High Yield Constrained Index
C000201027_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000201027_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,149
C000201027_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,965
C000201027_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,488
C000201027_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,461
C000201027_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,189
C000201027_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,941	11,941	11,941	11,941	$ 11,941
C000201027_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000201027_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 10,000
C000201027_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 10,113
C000201027_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 11,132
C000201027_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 11,846
C000201027_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,950
C000201027_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,534
C000201027_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,492	$ 10,492	10,492	$ 10,492	$ 10,492
C000201027_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.20%
C000201027_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				4.72%
C000201027_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	5.56%
C000201027_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.21%
C000201027_ETFNoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				4.67%
C000201027_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	5.53%
C000201027_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.95%
C000201027_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				4.04%
C000201027_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.77%
C000234213_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Sustainable High Yield ETF
C000234213_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000234213_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,322
C000234213_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,959	$ 9,959	9,959	$ 9,959	9,959
C000234213_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		ICE® BofA® US High Yield Constrained Index
C000234213_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000234213_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,295
C000234213_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	9,948	$ 9,948	9,948	9,948	9,948
C000234213_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		ICE US High Yield Best-in-Class ESG Index
C000234213_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 10,000
C000234213_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 9,248
C000234213_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,853	$ 9,853	$ 9,853	$ 9,853	$ 9,853
C000234213_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.33%
C000234213_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.51%
C000234213_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.16%
C000234213_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.58%
C000234213_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.47%
C000234213_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.52%
C000234213_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.69%
C000234213_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.21%